Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 221,950	¥ 112,482	¥ 141,557
Changes from financing cash flows	(31,233)	104,724	(33,558)
Foreign exchange movement	137	629	(497)
Changes arising from losing control of consolidated structured entities	(501)		(7)
New leases	2,239
Interest expense	4,255	4,115	4,987
Others	(91)
Liabilities arising from financing activities,ending balance	198,941	221,950	112,482
Liabilities arising from financing activities,ending balance		224,135
Interest-bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	20,150	18,794	16,170
Changes from financing cash flows	(242)	727	3,121
Foreign exchange movement	137	629	(497)
Liabilities arising from financing activities,ending balance	20,045	20,150	18,794
Liabilities arising from financing activities,ending balance		20,150
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance			37,998
Changes from financing cash flows	34,988		(38,000)
Interest expense	2		2
Liabilities arising from financing activities,ending balance	34,990
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes from financing cash flows	(1,348)
New leases	2,239
Interest expense	106
Others	(91)
Liabilities arising from financing activities,ending balance	3,091
Liabilities arising from financing activities,ending balance		2,185
Securities sold under agreements to repurchase [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	192,141	87,309	81,088
Changes from financing cash flows	(73,552)	104,832	6,228
Changes arising from losing control of consolidated structured entities	(501)		(7)
Liabilities arising from financing activities,ending balance	118,088	192,141	87,309
Liabilities arising from financing activities,ending balance		192,141
Other liability-payable to third party holders of consolidated structured entities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	9,407	6,252	5,488
Changes from financing cash flows	11,993	3,155	764
Liabilities arising from financing activities,ending balance	21,400	9,407	6,252
Liabilities arising from financing activities,ending balance		9,407
Other liability-interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	252	127	813
Changes from financing cash flows	(3,072)	(3,990)	(5,671)
Interest expense	4,147	4,115	4,985
Liabilities arising from financing activities,ending balance	¥ 1,327	252	¥ 127
Liabilities arising from financing activities,ending balance		¥ 252